Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of marketable securities
Debt security	$ 2,269,670	$ 668,263
Total	2,318,714	722,770
VRDNs
Fair value of marketable securities
Debt security	124,007	100,075
Other (including restricted)
Fair value of marketable securities
Debt security	2,181,064	622,695
Equity Securities
Fair value of marketable securities
Equity security	13,643
Recurring basis | Total
Fair value of marketable securities
Cash equivalents (including restricted)	3,014,946	162,549
Total	2,318,714	722,770
Recurring basis | Total | VRDNs
Fair value of marketable securities
Debt security	124,007	100,075
Recurring basis | Total | Other (including restricted)
Fair value of marketable securities
Debt security	2,181,064	622,695
Recurring basis | Total | Equity Securities
Fair value of marketable securities
Equity security	13,643
Recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	59,386	18,610
Total	13,643
Recurring basis | Level 1 | Equity Securities
Fair value of marketable securities
Equity security	13,643
Recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	2,955,560	143,939
Total	2,305,071	722,770
Recurring basis | Level 2 | VRDNs
Fair value of marketable securities
Debt security	124,007	100,075
Recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt security	$ 2,181,064	$ 622,695